SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
The following table provides a reconciliation of cash and restricted cash reported on the balance sheet that sum to the total of the same such amounts shown in the statements of cash flows.

	December 31,
	2018	2017

Cash and cash equivalents	$12,801	$9,073
Restricted cash	3,116	4,432
Total cash, cash equivalents and restricted cash shown in the statement of cash flows.	$15,917	$13,505

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives used in determining depreciation are as follows:
Years
Equipment and facilities	3-7
Internal- use software	4
Vehicles	3-7

Schedule of Revenues Segments
The following table presents the Company’s revenues according to the Company’s segments:

	Year ended December 31,
	2018	2017	2016
Airport Security and Other Aviation Services	$329,150	292,393	252,878
Technology	16,071	5,289	2,698
Total revenues	$345,221	$297,682	$255,576

Schedule of Disaggregated by Geography and Percentage of Revenues
The following table presents the Company’s revenues disaggregated by geography and as a percentage of revenues:

	Year ended December 31,
	2018		2017		2016
Germany	$134,646	39%	$125,896	42%	$108,692	42%
The Netherlands	121,465	35%	103,862	35%	87,348	34%
United States	57,594	17%	52,234	18%	47,733	19%
Other countries	31,516	9%	15,690	5%	11,803	5%
Total revenues	$345,221	100%	$297,682	100%	$255,576	100%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2018	2017	2016

Stock Options	-	-	150,000
Shares issuable upon Conversion of convertible notes
payable to related party at a price of $1.50	14,731,267	16,652,333	16,852,097
Shares issuable upon conversion of accrued interest
payable to related party at a price of $0.75	11,779,776	16,815,677	12,310,501
Total	26,511,043	33,468,010	29,312,598